Consolidated Statements of Member's Equity - USD ($) $ in Thousands	Total	Noncontrolling Interest [Member]	Accumulated Deficit	Member's Equity	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital	Stockholders' Equity	SOLV Energy Holdings LLC [Member]	SOLV Energy Holdings LLC [Member] Noncontrolling Interest [Member]	SOLV Energy Holdings LLC [Member] Accumulated Deficit	SOLV Energy Holdings LLC [Member] Member's Equity
Beginning balance at Dec. 31, 2022									$ 496,949	$ 1,154	$ (147,403)	$ 643,198
Non-cash compensation expense									2,374	0	0	2,374
Contribution from NCI									888	888	0	0
Net income (loss)									(109,842)	1	(109,843)	0
Unit-based compensation									2,374	0	0	2,374
Ending balance at Dec. 31, 2023									390,369	2,043	(257,246)	645,572
Non-cash compensation expense									3,212	0	0	3,212
Distributions									(10,525)	0	0	(10,525)
Contribution from NCI									465	465	0	0
Net income (loss)									9,926	2	9,924	0
Unit-based compensation									3,212	0	0	3,212
Ending balance at Dec. 31, 2024	$ 393,447								393,447	2,510	(247,322)	638,259
Ending balance at Dec. 31, 2024									638,259
Non-cash compensation expense	770			$ 770
Distributions	(47,844)			(47,844)
Contribution from NCI	0
Net income (loss)	(502)	$ 212	$ (714)
Unit-based compensation	770			770
Ending balance at Mar. 31, 2025	(345,871)	2,722	(248,036)	591,185
Beginning balance at Dec. 31, 2024									638,259
Beginning balance at Dec. 31, 2024	393,447								393,447	2,510	(247,322)	638,259
Non-cash compensation expense									3,323		0	3,323
Distributions									(91,248)		0	(91,248)
Net income (loss)									149,703	520	149,183	0
Unit-based compensation									3,323		0	3,323
Ending balance at Dec. 31, 2025	550,334								455,225	3,030	(98,139)	550,334
Ending balance at Dec. 31, 2025	455,225								$ 550,334	3,030	(98,139)	550,334
Non-cash compensation expense	606			606
Distributions	(142,320)	(2,145)		(140,175)
Net income (loss)	(23,358)
Unit-based compensation	606			$ 606
Net Income Prior To The Transactions And IPO	13,588	0	13,588
Impact of the Transactions		141,255			$ 9	$ 9	$ 185,826	$ 185,844		(885)	84,551	(410,765)
Impact of the Transactions , shares					91,773,571	87,141,865
Issuance of Class A Common Stock in IPO, net of issuance costs	541,036	232,807			$ 3		308,226	308,229
Issuance of Class A Common Stock in IPO, net of issuance costs, shares					23,575,000
Establishment of deferred tax asset from IPO and Transactions	(71,042)						(71,042)	(71,042)
Equity based compensation subsequent to the Transactions and IPO	57,658	24,811					32,847	32,847
Net income subsequent to the Transactions and IPO	(41,002)	(17,644)	(23,358)					(23,358)
Distributions Subsequent To The Transactions And IPO	(2,525)	(2,525)						0
Forfeiture of Class B common stock and LLC Units , Shares						(13,728)
Ending balance at Mar. 31, 2026	0
Ending balance at Mar. 31, 2026	$ 811,224	$ 378,704	$ (23,358)		$ 12	$ 9	$ 455,857	$ 432,520		$ 0	$ 0	$ 0
Ending balance, shares					115,348,571	87,128,137